Net Income Per Limited Partner Unit (EPU) (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended
	Jan. 26, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Apr. 23, 2015
Earnings per partnership unit basic and diluted
Cash distribution declared per unit (in dollars per share)	$ 0.1344		$ 0.1344
Cash distribution declared	$ 1,000,000			$ 1,053,533
Minimum quarterly distribution per unit (in dollars per share)	$ 0.2875
Minimum annual distribution per unit (in dollars per share)	$ 1.15
Prorated period for distribution	43 days
Net loss attributable to partners
Distribution declared	1,000,000			1,053,533
Undistributed net loss				(3,751,881)
Net loss attributable to partners		(2,698,348)	(2,698,348)	(2,698,348)
Weighted-average units outstanding
Weighted-average units outstanding - basic and diluted (in shares)				7,837,774
Subsequent event
Earnings per partnership unit basic and diluted
Cash distribution declared per unit (in dollars per share)					$ 0.2975
Minimum quarterly distribution per unit (in dollars per share)					$ 0.2875
Quarterly distribution declared per unit , on an annualized basis (in dollars per share)					$ 1.19
Change in per unit distribution declared (as a percent)					3.50%
Common Unitholders, Public
Net loss attributable to partners
Net loss attributable to partners		(1,619,009)
Weighted-average units outstanding
Weighted-average units outstanding - basic and diluted (in shares)				4,702,665
Net income per limited partner unit
Units - basic and diluted (in dollars per share)			$ (0.3400)	$ (0.34)
Subordinated Unitholder, Landmark
Net loss attributable to partners
Net loss attributable to partners		(1,079,339)
Weighted-average units outstanding
Weighted-average units outstanding - basic and diluted (in shares)				3,135,109
Net income per limited partner unit
Units - basic and diluted (in dollars per share)			$ (0.3400)	$ (0.34)
Limited Partners | Common Unitholders, Public
Earnings per partnership unit basic and diluted
Cash distribution declared				632,174
Net loss attributable to partners
Distribution declared				632,174
Undistributed net loss				(2,251,183)
Net loss attributable to partners				(1,619,009)
Weighted-average units outstanding
Weighted-average units outstanding - basic and diluted (in shares)				4,702,665
Net income per limited partner unit
Units - basic and diluted (in dollars per share)				$ (0.34)
General Partner, Landmark | Subordinated Unitholder, Landmark
Earnings per partnership unit basic and diluted
Cash distribution declared				421,359
Net loss attributable to partners
Distribution declared				421,359
Undistributed net loss				(1,500,698)
Net loss attributable to partners				$ (1,079,339)
Weighted-average units outstanding
Weighted-average units outstanding - basic and diluted (in shares)				3,135,109
Net income per limited partner unit
Units - basic and diluted (in dollars per share)				$ (0.34)